GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.6%
Dynamic(a) – 2.8%
1,508,403	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 14,299,663

Equity(a) – 14.9%
2,496,079	Goldman Sachs International Equity Insights Fund - Class R6	31,924,854
2,509,857	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	19,401,191
840,023	Goldman Sachs Global Infrastructure Fund - Class R6	10,441,490
662,360	Goldman Sachs International Small Cap Insights Fund - Class R6	7,716,499
240,174	Goldman Sachs Large Cap Value Insights Fund - Class R6	5,084,475
72,419	Goldman Sachs Small Cap Equity Insights Fund - Class R6	1,662,013
45,554	Goldman Sachs Large Cap Growth Insights Fund - Class R6	1,125,642

		77,356,164

Exchange Traded Funds(a) – 35.7%
913,336	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	74,181,150
1,130,951	Goldman Sachs Access Investment Grade Corporate Bond ETF	51,764,192
314,784	Goldman Sachs Access Treasury 0-1 Year ETF	31,522,470
444,738	Goldman Sachs ActiveBeta International Equity ETF	13,702,378
199,692	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5,944,831
109,928	Goldman Sachs MarketBeta International Equity ETF	5,572,701
58,442	Goldman Sachs MarketBeta Emerging Markets Equity ETF	2,362,746

		185,050,468

Fixed Income(a) – 41.2%
13,667,948	Goldman Sachs Global Core Fixed Income Fund - Class R6	152,944,340

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – (continued)
1,901,715	Goldman Sachs Short Duration Bond Fund - Class R6	$ 17,971,205
1,843,786	Goldman Sachs Core Fixed Income Fund - Class R6	17,220,960
1,650,343	Goldman Sachs Emerging Markets Debt Fund - Class R6	14,671,551
1,264,489	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	5,728,135
527,454	Goldman Sachs High Yield Floating Rate Fund - Class R6	4,599,400
53,827	Goldman Sachs Energy Infrastructure Fund - Class R6	568,951

		213,704,542

TOTAL UNDERLYING FUNDS – 94.6% (Cost $506,754,521)		$490,410,837

Shares	Dividend Rate	Value

Investment Company(a) – 3.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,488,007	4.725%	$ 15,488,007
(Cost $15,488,007)

TOTAL INVESTMENTS – 97.6% (Cost $522,242,528)		$505,898,844

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		12,478,074

NET ASSETS – 100.0%		$518,376,918

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,347,813	AUD	3,480,000	06/21/23	$14,561
	USD	837,844	HKD	6,550,000	06/21/23	280
	USD	196,819	NOK	2,050,000	06/21/23	288

TOTAL						$15,129

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,942,544	CHF	2,740,000	06/21/23	$(78,934)
	USD	821,720	DKK	5,730,000	06/21/23	(17,023)
	USD	9,958,670	EUR	9,340,000	06/21/23	(217,859)
	USD	4,398,442	GBP	3,675,000	06/21/23	(142,360)
	USD	131,937	ILS	480,000	06/21/23	(1,987)
	USD	6,238,997	JPY	840,000,000	06/21/23	(164,687)
	USD	55,903	NZD	90,000	06/21/23	(372)
	USD	1,039,650	SEK	10,875,000	06/21/23	(12,641)
	USD	386,664	SGD	520,000	06/21/23	(5,125)

TOTAL						$(640,988)

FUTURES CONTRACTS — At March 31, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	160	06/21/23	$18,387,500	$507,829
2 Year U.S. Treasury Notes	10	06/30/23	2,064,531	22,291
S&P 500 E-Mini Index	180	06/16/23	37,239,750	1,840,678

TOTAL FUTURES CONTRACTS				$2,370,798

WRITTEN OPTIONS CONTRACTS — At March 31, 2023, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
BofA Securities LLC		$363.304	07/21/2023	2,183	$79,309,263	$15,198	$28,010	$(12,812)

TOTAL				2,183	$79,309,263	$15,198	$28,010	$(12,812)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/20/2023	96	$240,000	$2,400	$391,501	$(389,101)
Eurodollar Futures	97.500	06/17/2024	231	577,500	168,919	349,111	(180,192)
Eurodollar Futures	95.875	06/20/2023	71	177,500	11,538	202,577	(191,040)
Eurodollar Futures	97.250	12/18/2023	173	432,500	72,444	231,351	(158,907)
Eurodollar Futures	97.500	03/18/2024	262	655,000	140,825	362,795	(221,970)
Eurodollar Futures	95.125	03/18/2024	13	32,500	32,581	41,143	(8,561)
Eurodollar Futures	95.125	06/17/2024	13	32,500	42,250	47,480	(5,230)
Eurodollar Futures	95.125	09/16/2024	13	32,500	49,725	52,680	(2,955)
Eurodollar Futures	97.000	06/17/2024	71	177,500	73,219	68,725	4,494
Eurodollar Futures	94.750	03/18/2024	69	172,500	217,350	203,801	13,549
Eurodollar Futures	97.000	12/16/2024	181	452,500	262,450	289,917	(27,467)
Eurodollar Futures	97.000	09/16/2024	107	267,500	134,419	143,148	(8,730)
Eurodollar Futures	97.000	03/17/2025	162	405,000	257,175	294,684	(37,509)
Eurodollar Futures	95.000	09/16/2024	34	85,000	138,337	137,329	1,009
Eurodollar Futures	94.875	06/17/2024	38	95,000	140,600	135,163	5,437
Eurodollar Futures	96.250	03/17/2025	53	132,500	134,156	88,898	45,258
Eurodollar Futures	96.375	06/16/2025	54	135,000	133,987	91,925	42,062
Eurodollar Futures	96.375	09/15/2025	51	127,500	131,325	93,831	37,494
Eurodollar Futures	95.750	09/16/2024	50	125,000	138,125	70,116	68,009
Eurodollar Futures	96.000	12/16/2024	50	125,000	135,312	77,854	57,458
Eurodollar Futures	97.000	09/18/2023	71	177,500	18,638	97,790	(79,152)

TOTAL			1,863	$4,657,500	$2,435,775	$3,471,819	$(1,036,044)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
BOFA	— BofA Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 96.0%
Dynamic – 2.3%
1,994,761	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 18,910,338

Equity – 22.1%
6,769,631	Goldman Sachs International Equity Insights Fund - Class R6	86,583,577
5,746,805	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	44,422,806
1,523,461	Goldman Sachs International Small Cap Insights Fund - Class R6	17,748,318
1,321,654	Goldman Sachs Global Infrastructure Fund - Class R6	16,428,156
541,730	Goldman Sachs Large Cap Value Insights Fund - Class R6	11,468,415
165,706	Goldman Sachs Small Cap Equity Insights Fund - Class R6	3,802,952
103,184	Goldman Sachs Large Cap Growth Insights Fund - Class R6	2,549,688

		183,003,912

Exchange Traded Funds – 48.7%
2,613,189	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	212,243,211
1,754,611	Goldman Sachs Access Investment Grade Corporate Bond ETF	80,309,423
499,892	Goldman Sachs Access Treasury 0-1 Year ETF	50,059,185
938,013	Goldman Sachs ActiveBeta International Equity ETF	28,900,180
251,534	Goldman Sachs MarketBeta International Equity ETF	12,751,290
416,782	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	12,407,600
133,725	Goldman Sachs MarketBeta Emerging Markets Equity ETF	5,406,355

		402,077,244

Fixed Income – 22.9%
10,348,401	Goldman Sachs Global Core Fixed Income Fund - Class R6	115,798,605

Shares	Description	Value

Underlying Funds(a) – (continued)
Fixed Income – (continued)
3,016,967	Goldman Sachs Short Duration Bond Fund - Class R6	$ 28,510,336
3,017,045	Goldman Sachs Emerging Markets Debt Fund - Class R6	26,821,529
1,977,201	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	8,956,720
946,838	Goldman Sachs High Yield Floating Rate Fund - Class R6	8,256,430
67,889	Goldman Sachs Energy Infrastructure Fund - Class R6	717,585

		189,061,205

TOTAL UNDERLYING FUNDS – 96.0% (Cost $763,202,686)		$793,052,699

Shares	Dividend Rate	Value

Investment Company(a) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,017,868	4.725%	$ 11,017,868
(Cost $11,017,868)

TOTAL INVESTMENTS – 97.3% (Cost $774,220,554)		$804,070,567

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		22,459,895

NET ASSETS – 100.0%		$826,530,462

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	3,663,398	AUD	5,430,000	06/21/23	$22,720
	USD	1,308,572	HKD	10,230,000	06/21/23	438
	USD	312,030	NOK	3,250,000	06/21/23	456

TOTAL						$23,614

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	4,596,383	CHF	4,280,000	06/21/23	$(123,298)
	USD	1,283,489	DKK	8,950,000	06/21/23	(26,589)
	USD	15,556,424	EUR	14,590,000	06/21/23	(340,317)
	USD	6,869,947	GBP	5,740,000	06/21/23	(222,353)
	USD	208,900	ILS	760,000	06/21/23	(3,147)
	USD	9,744,719	JPY	1,312,000,000	06/21/23	(257,226)
	USD	86,960	NZD	140,000	06/21/23	(579)
	USD	1,627,590	SEK	17,025,000	06/21/23	(19,789)
	USD	602,303	SGD	810,000	06/21/23	(7,984)

TOTAL						$(1,001,282)

FUTURES CONTRACTS — At March 31, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	253	06/21/23	$29,075,234	$803,094
2 Year U.S. Treasury Notes	13	06/30/23	2,683,891	28,976
S&P 500 E-Mini Index	312	06/16/23	64,548,900	3,190,734

TOTAL FUTURES CONTRACTS				$4,022,804

PURCHASED OPTIONS CONTRACTS — At March 31, 2023, the Portfolio had the following purchased options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SXEP Index BofA Securities LLC		$363.304	07/21/2023	2,749	$99,872,270	$19,139	$35,273	$(16,134)

TOTAL				2,749	$99,872,270	$19,139	$35,273	$(16,134)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/20/2023	161	$402,500	$4,025	$656,580	$(652,555)
Eurodollar Futures	97.500	06/17/2024	422	1,055,000	308,587	638,517	(329,929)
Eurodollar Futures	95.875	06/20/2023	130	325,000	21,125	370,477	(349,352)
Eurodollar Futures	97.250	12/18/2023	287	717,500	120,181	382,391	(262,210)
Eurodollar Futures	97.500	03/18/2024	478	1,195,000	256,925	662,621	(405,696)
Eurodollar Futures	97.000	06/17/2024	98	245,000	101,063	95,978	5,084
Eurodollar Futures	94.750	03/18/2024	93	232,500	292,950	277,424	15,526
Eurodollar Futures	97.000	12/16/2024	247	617,500	358,150	398,320	(40,170)
Eurodollar Futures	97.000	09/16/2024	146	365,000	183,413	196,989	(13,576)
Eurodollar Futures	97.000	03/17/2025	222	555,000	352,425	405,844	(53,419)
Eurodollar Futures	95.000	09/16/2024	46	115,000	187,163	187,457	(294)
Eurodollar Futures	94.875	06/17/2024	51	127,500	188,700	183,268	5,432
Eurodollar Futures	96.250	03/17/2025	93	232,500	235,406	155,991	79,415
Eurodollar Futures	96.375	06/16/2025	94	235,000	233,238	160,018	73,219
Eurodollar Futures	96.375	09/15/2025	88	220,000	226,600	161,904	64,696
Eurodollar Futures	95.750	09/16/2024	87	217,500	240,337	122,002	118,336
Eurodollar Futures	96.000	12/16/2024	88	220,000	238,150	137,023	101,126
Eurodollar Futures	97.000	09/18/2023	100	250,000	26,250	137,732	(111,482)

TOTAL			2,931	$7,327,500	$3,574,688	$5,330,536	$(1,755,849)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
BOFA	— BofA Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 92.1%
Dynamic – 1.8%
1,488,846	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 14,114,254

Equity – 31.1%
9,159,637	Goldman Sachs International Equity Insights Fund - Class R6	117,151,753
8,455,159	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	65,358,381
2,741,743	Goldman Sachs International Small Cap Insights Fund - Class R6	31,941,311
1,294,126	Goldman Sachs Global Infrastructure Fund - Class R6	16,085,993
578,438	Goldman Sachs Large Cap Value Insights Fund - Class R6	12,245,527
180,011	Goldman Sachs Large Cap Growth Insights Fund - Class R6	4,448,072
180,996	Goldman Sachs Small Cap Equity Insights Fund - Class R6	4,153,851

		251,384,888

Exchange Traded Funds – 50.9%
3,501,326	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	284,377,698
480,631	Goldman Sachs Access Treasury 0-1 Year ETF	48,130,388
1,111,530	Goldman Sachs ActiveBeta International Equity ETF	34,246,239
502,906	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	14,971,512
274,742	Goldman Sachs MarketBeta International Equity ETF	13,927,799
206,474	Goldman Sachs Access Investment Grade Corporate Bond ETF	9,450,418
146,063	Goldman Sachs MarketBeta Emerging Markets Equity ETF	5,905,166

		411,009,220

Shares	Description	Value

Underlying Funds(a) – (continued)
Fixed Income – 8.3%
3,294,148	Goldman Sachs Emerging Markets Debt Fund - Class R6	$ 29,284,972
3,012,019	Goldman Sachs Short Duration Bond Fund - Class R6	28,463,584
1,954,210	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	8,852,571
56,471	Goldman Sachs Energy Infrastructure Fund - Class R6	596,900

		67,198,027

TOTAL UNDERLYING FUNDS – 92.1% (Cost $681,273,932)		$743,706,389

Shares	Dividend Rate	Value

Investment Company(a) – 5.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
40,904,022	4.725%	$ 40,904,022
(Cost $40,904,022)

TOTAL INVESTMENTS – 97.2% (Cost $722,177,954)		$784,610,411

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		22,439,445

NET ASSETS – 100.0%		$807,049,856

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	3,683,638	AUD	5,460,000	06/21/23	$22,846
	USD	1,316,247	HKD	10,290,000	06/21/23	441
	USD	312,030	NOK	3,250,000	06/21/23	456

TOTAL						$23,743

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	4,617,861	CHF	4,300,000	06/21/23	$(123,874)
	USD	1,290,659	DKK	9,000,000	06/21/23	(26,738)
	USD	15,631,061	EUR	14,660,000	06/21/23	(341,950)
	USD	6,905,853	GBP	5,770,000	06/21/23	(223,516)
	USD	208,900	ILS	760,000	06/21/23	(3,147)
	USD	9,789,283	JPY	1,318,000,000	06/21/23	(258,402)
	USD	86,960	NZD	140,000	06/21/23	(579)
	USD	1,641,930	SEK	17,175,000	06/21/23	(19,964)
	USD	609,739	SGD	820,000	06/21/23	(8,082)

TOTAL						$(1,006,252)

FUTURES CONTRACTS — At March 31, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	413	06/21/23	$47,462,734	$1,315,189
2 Year U.S. Treasury Notes	9	06/30/23	1,858,078	19,989
S&P 500 E-Mini Index	327	06/16/23	67,652,213	3,358,485
Ultra Long U.S. Treasury Bonds	56	06/21/23	7,903,000	320,437

TOTAL FUTURES CONTRACTS				$5,014,100

PURCHASED OPTIONS CONTRACTS — At March 31, 2023, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SXEP Index BofA Securities LLC		$363.304	07/21/2023	1,998	$72,588,139	$13,911	$25,637	$(11,726)

TOTAL				1,998	$72,588,139	$13,911	$25,637	$(11,726)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/20/2023	163	$407,500	$4,075	$664,736	$(660,661)
Eurodollar Futures	97.500	06/17/2024	487	1,217,500	356,119	732,705	(376,586)
Eurodollar Futures	95.875	06/20/2023	149	372,500	24,212	421,483	(397,271)
Eurodollar Futures	97.250	12/18/2023	339	847,500	141,956	450,819	(308,863)
Eurodollar Futures	97.500	03/18/2024	551	1,377,500	296,163	758,841	(462,678)
Eurodollar Futures	95.125	03/18/2024	14	35,000	35,087	44,307	(9,220)
Eurodollar Futures	95.125	06/17/2024	14	35,000	45,500	51,133	(5,633)
Eurodollar Futures	95.125	09/16/2024	14	35,000	53,551	56,733	(3,182)
Eurodollar Futures	97.000	06/17/2024	119	297,500	122,719	115,204	7,515
Eurodollar Futures	94.750	03/18/2024	114	285,000	359,100	336,399	22,701
Eurodollar Futures	97.000	12/16/2024	301	752,500	436,450	482,109	(45,659)
Eurodollar Futures	97.000	09/16/2024	178	445,000	223,613	238,038	(14,425)
Eurodollar Futures	97.000	03/17/2025	271	677,500	430,212	493,001	(62,789)
Eurodollar Futures	95.000	09/16/2024	57	142,500	231,918	230,157	1,761
Eurodollar Futures	94.875	06/17/2024	63	157,500	233,100	224,321	8,779
Eurodollar Futures	96.250	03/17/2025	110	275,000	278,437	184,505	93,932
Eurodollar Futures	96.375	06/16/2025	112	280,000	277,900	190,660	87,240
Eurodollar Futures	96.375	09/15/2025	105	262,500	270,375	193,181	77,194
Eurodollar Futures	95.750	09/16/2024	103	257,500	284,538	144,439	140,099
Eurodollar Futures	96.000	12/16/2024	104	260,000	281,450	161,937	119,513
Eurodollar Futures	97.000	09/18/2023	124	310,000	32,550	170,788	(138,238)

TOTAL			3,492	$8,730,000	$4,419,025	$6,345,496	$(1,926,471)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 97.4%
Equity – 61.7%
1,512,877	Goldman Sachs International Small Cap Insights Fund - Class R6	$17,625,018
1,334,016	Goldman Sachs Global Infrastructure Fund - Class R6	16,581,817
673,633	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	5,207,180
553,209	Goldman Sachs Global Real Estate Securities Fund - Class R6	4,989,943
154,322	Goldman Sachs Emerging Markets Equity Fund - Class R6	3,310,210
87,114	Goldman Sachs MLP Energy Infrastructure Fund - Class R6	2,522,834

		50,237,002

Exchange Traded Funds – 3.6%
98,984	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	2,946,754

Fixed Income – 32.1%
1,097,862	Goldman Sachs Emerging Markets Debt Fund - Class R6	9,759,988
733,183	Goldman Sachs Inflation Protected Securities Fund - Class R6	7,302,504
755,829	Goldman Sachs High Yield Fund - Class R6	4,111,712
379,387	Goldman Sachs High Yield Floating Rate Fund - Class R6	3,308,254
353,178	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	1,599,896

		26,082,354

TOTAL UNDERLYING FUNDS – 97.4% (Cost $68,396,263)		$79,266,110

Shares	Dividend Rate	Value

Investment Company – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,231,106	4.725%	$ 1,231,106
(Cost $1,231,106)

TOTAL INVESTMENTS – 98.9% (Cost $69,627,369)		$80,497,216

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		872,900

NET ASSETS – 100.0%		$81,370,116

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of March 31, 2023:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$490,410,837	$—	$—
Investment Company	15,488,007	—	—

Total	$505,898,844	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$15,129	$—
Futures Contracts(a)	2,370,798	—	—
Purchased Option Contracts	2,435,775	15,198	—

Total	$4,806,573	$30,327	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(640,988)	$—

GROWTH AND INCOME STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$793,052,699	$—	$—
Investment Company	11,017,868	—	—

Total	$804,070,567	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$23,614	$—
Futures Contracts(a)	4,022,804	—	—
Purchased Option Contracts	3,574,688	19,139	—

Total	$7,597,492	$42,753	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,001,282)	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$743,706,389	$—	$—
Investment Company	40,904,022	—	—

Total	$784,610,411	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$23,743	$—
Futures Contracts(a)	5,014,100	—	—
Purchased Option Contracts	4,419,025	13,911	—

Total	$9,433,125	$37,654	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,006,252)	$—

SATELLITE STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$79,266,110	$—	$—
Investment Company	1,231,106	—	—

Total	$80,497,216	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced. To the extent that the Fund also invests in securities of issuers located in or economically ties to, emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of the Portfolios may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.